Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)	$ 618	$ 1,261
Risk free rate		1.265%
Volatility of assets		60.00%
Armistice Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)	$ 380
Volatility of assets	100.00%
Expected dividend yield	0.00%
Rubini Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)	$ 173	$ 47
Risk free rate		1.265%
Volatility of assets	100.00%	60.00%
Expected Term		4 years
Expected dividend yield	0.00%	0.00%
Lind Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)	$ 65	$ 1,174
Risk free rate		1.265%
Volatility of assets	100.00%	60.00%
Expected Term		5 years
Expected dividend yield	0.00%	0.00%
Alpha Capital, MEF and GEM warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)
Volatility of assets	100.00%
Expected dividend yield	0.00%
Convertible Securities Warrants and GEM Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)		$ 3
Risk free rate		1.265%
Volatility of assets		60.00%
Expected dividend yield		0.00%
Alpha Capital warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)		$ 37
Risk free rate		1.265%
Volatility of assets		60.00%
Expected Term		4 years
Expected dividend yield		0.00%
Bottom of range [member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Risk free rate	1.49%
Volatility of assets	60.00%
Bottom of range [member] | Armistice Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Risk free rate	4.00%
Expected Term	5 years 3 months 21 days
Bottom of range [member] | Rubini Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Risk free rate	4.00%
Expected Term	3 years 3 months 7 days
Bottom of range [member] | Lind Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Risk free rate	4.00%
Expected Term	5 years 3 months 29 days
Bottom of range [member] | Alpha Capital, MEF and GEM warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Risk free rate	4.20%
Expected Term	9 months 29 days
Bottom of range [member] | Convertible Securities Warrants and GEM Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Expected Term		21 days
Top of range [member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Volatility of assets	96.00%
Top of range [member] | Armistice Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Risk free rate	4.00%
Expected Term	5 years 3 months 21 days
Top of range [member] | Rubini Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Risk free rate	4.00%
Expected Term	4 years 9 months 25 days
Top of range [member] | Lind Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Risk free rate	4.00%
Expected Term	5 years 3 months 29 days
Top of range [member] | Alpha Capital, MEF and GEM warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Risk free rate	4.70%
Expected Term	3 years 1 month 17 days
Top of range [member] | Convertible Securities Warrants and GEM Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Expected Term		3 years